Mandatorily redeemable non-controlling interests	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Mandatorily redeemable non-controlling interests

13.	Mandatorily redeemable non-controlling interests
On June 15, 2020, the Group established a subsidiary named EHang Yunfu (Note 1). On June 30, 2020, the Group entered into

an agreement with a new investor who subscribed 30% of the equity interests of EHang Yunfu for cash consideration of RMB40,000. At the sole discretion of the investor, the Group is obligated to repurchase the 30%
non-controlling
interest or with the consent of the investor, guarantee a third-party to repurchase the 30%
non-controlling
interests at the investor’s investment cost at the end of the five-year investment term. The non-controlling
interests do not participate in any dividend distributions of EHang Yunfu but earn an after-tax
interest of 1.5% per year, payable on a quarterly basis. Accumulated interest is amounted to RMB160 and RMB200 (US$31) as of
December 31, 2020
and 2021, respectively. As EHang Yunfu’s
non-controlling
interests are mandatorily redeemable at the sole discretion of the investor, it is classified as liability and subsequently measured at the amount that would be paid if settlement occurred at the reporting date.
The carrying value of Mandatorily redeemable non-controlling interests approximates its fair value as of December 31, 2021.